NON-CONTROLLING INTERESTS - Additional Information (Details) - USD ($) $ in Millions	Feb. 02, 2018	Feb. 03, 2017
Noncontrolling Interest [Line Items]
Noncontrolling interest	$ 17,485	$ 20,578
Non-Controlling Interest
Noncontrolling Interest [Line Items]
Noncontrolling interest	$ 5,766	$ 5,821
VMware
Noncontrolling Interest [Line Items]
Ownership percent in non-controlling interest	81.90%	82.50%
VMware | Non-Controlling Interest
Noncontrolling Interest [Line Items]
Noncontrolling interest	$ 5,200	$ 5,300
SecureWorks
Noncontrolling Interest [Line Items]
Ownership interest, including restricted stock awards	86.30%	86.90%
Ownership percent in non-controlling interest	87.10%	87.50%
SecureWorks | Non-Controlling Interest
Noncontrolling Interest [Line Items]
Noncontrolling interest	$ 90	$ 87
Pivotal
Noncontrolling Interest [Line Items]
Ownership percent in non-controlling interest	77.10%	77.80%
Pivotal | Non-Controlling Interest
Noncontrolling Interest [Line Items]
Noncontrolling interest	$ 489	$ 471